SEGMENT INFORMATION - Narrative (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2022 segment	Jun. 30, 2022 segment	Dec. 31, 2021 a freightRailroad	Dec. 31, 2021 a switchingCompany	Dec. 31, 2021 a segment
Segment Reporting Information [Line Items]
Number of reportable segments					5
Plan [Member]
Segment Reporting Information [Line Items]
Number of operating segments	5
Number of reportable segments		3
Railroad
Segment Reporting Information [Line Items]
Number of segment components			5	1
Repauno
Segment Reporting Information [Line Items]
Area of real estate | a			1,630	1,630	1,630
Long Ridge Terminal LLC
Segment Reporting Information [Line Items]
Area of real estate | a			1,660	1,660	1,660